Notes to the cash flow statements - Reconciliation of cash proceeds from disposal (Details) - Assets and liabilities over which control ceased - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Reconciliation of cash proceeds from disposal
Cash proceeds received (net of transaction costs)	$ 2,284	$ 1,322
Less: Cash deconsolidated	(169)	(50)
Cash consideration (paid)/received (net of transaction costs and cash held)	2,115	$ 1,272
Parent Entity
Reconciliation of cash proceeds from disposal
Cash proceeds received (net of transaction costs)	1,013
Cash consideration (paid)/received (net of transaction costs and cash held)	$ 1,013